REPORTING ENTITY	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Abstract]
Disclosure of notes and other explanatory information [text block]
NOTE 1 – REPORTING ENTITY

Grupo Aval Acciones y Valores S.A. (hereinafter the “The Group” or “Grupo Aval”) was established under Colombian law in January 7, 1994, with its main offices and business address registered in Bogotá, D.C., Colombia. The corporate purpose of Grupo Aval is the purchase and sale of securities issued by financial and commercial entities. Grupo Aval is the majority shareholder of Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco Comercial AV Villas S.A., entities whose main purpose is to perform all transactions, operations and services inherent to the banking business, pursuant to applicable laws and regulations. Furthermore, through its direct and indirect investments in Corporación Financiera Colombiana S.A. (“Corficolombiana”) and in Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”), Grupo Aval engages in investment banking activities, invests in the non-financial sector and manages pensions and severance funds in Colombia.

In performing its activities and pursuant to the corporate bylaws, Grupo Aval may (i) promote the creation of all types of companies relating to its corporate purpose; (ii) represent individuals and companies involved in similar or complementary activities; (iii) grant or receive loans with or without interest; (iv) submit its properties as collateral; (v) issue, endorse, acquire, protest, cancel, or pay bills of exchange, checks, promissory notes or any other type of financial instruments, accept or submit them as payment; (vi) acquire, sell, tax, lease or manage any kind of assets; (vii) subscribe or acquire any kind of investments and sell or otherwise dispose of the same; (viii) acquire and sell shares in companies which pursuing similar or complementary corporate interests ; (ix) render services in areas relating to its activities, experience and knowledge; and (x) carry out or participate, in acts and contracts relating to the aforementioned activities, for enabling the exercise of the rights and compliance of the obligations of the Company.

The duration of Grupo Aval set forth under the bylaws is until May 24, 2044, but the Company may be dissolved before such term expires, or it may be extended by free decision of the Grupo Aval shareholders meeting.

When preparing its consolidated financial statements, Grupo Aval Acciones y Valores S.A, directly consolidates the following entities:

Banco de Bogotá S.A.

Banco de Bogotá, in which Grupo Aval holds 68.74% of the voting rights as at December 31, 2017, was established as a bank on November 15, 1870. The operating license was granted by the Superintendency of Finance through Resolution Number 3140 of September 24, 1993. The commercial purpose of Banco de Bogotá is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Main Local Direct Subsidiaries
Fiduciaria Bogotá S.A	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A. and its subsidiary	Management of pension and severance funds.	Bogotá, Colombia	100%	75.69%
Almaviva S.A and its subsidiaries	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Main International Direct Subsidiaries
Leasing Bogotá Panama S.A.	Holding company.(1)	Panamá, Republic of Panamá	100%	68.74%

Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Main Indirect Subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).	Panamá, Republic of Panamá	100%	68.74%

(1)	Leasing Bogotá Panamá, has no restrictions for transferring dividends to Colombia.

Banco de Occidente S.A.

Banco de Occidente S.A., in which Grupo Aval holds 72.27% of the voting rights as of December 31, 2017, was established as a banking entity on September 8, 1964, and authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance of Colombia. The commercial purpose of Banco de Occidente is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	71.05%
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S. A.

Banco Popular S. A., in which Grupo Aval holds 93.74% of the voting rights at December 31, 2017, was established as a banking entity on July 5, 1950. Authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance of Colombia. Its commercial purpose is to participate in and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%

Banco Comercial AV Villas S. A.

Banco Comercial AV Villas S. A., in which Grupo Aval holds 79.89% of the voting rights as of December 31, 2017, was incorporated as a banking entity on November 24, 1972. The commercial purpose of Banco AV Villas is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements imposed by Colombian laws and regulations. It was authorized to operate under the terms of the renewal resolution No. 3352 dated August 21, 1992 issued by the Superintendency of Finance of Colombia.

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2017:

Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporación Financiera de Colombia S.A.

Until June 21, 2016, Corficolombiana was controlled by Banco de Bogotá S.A. on that same date an agreement was signed between Grupo Aval, Banco de Bogotá, Banco de Occidente and Banco Popular, whom together held at that point a combined stake in Corficolombiana of 58.49%, in which Grupo Aval would assume direct control of Corficolombiana. This legal reorganization had no impact on the consolidated financial statements of Grupo Aval, a part from having a new reportable segment(see note 31).

Corficolombiana S.A., in which Grupo Aval holds at December 31, 2017 58.49% of voting rights, is a merchant bank authorized to operate by the Superintendency of Finance of Colombia by resolution of October 18, 1961. Corficolombiana´s core business is the active management of an equity portfolio through controlling and non-controlling investments in key strategic sectors, including infrastructure, energy and gas, agriculture and hotels.

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2017:

Main Indirect Subsidiaries
Subsidiary	Core business	Location	Total voting rights held by Grupo Aval	Total economic interest held by Grupo Aval
Fiduciaria Corficolombiana S.A.	Trust services	Bogotá, Colombia	100%	44.79%
Leasing Corficolombiana S.A.	Financial services	Bogotá, Colombia	100%	44.79%
Banco Corficolombiana Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	44.79%
Casa de Bolsa S.A.	Securities brokerage and securities funds management.	Bogotá, Colombia	97.30%	63.84%
Hoteles Estelar S. A. and its subsidiaries	Construction and operation of hotels, directly owned by third parties, in Colombia and abroad.	Bogotá, Colombia	84.96%	38.05%
Estudios y Proyectos del Sol S.A.S. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	100%	44.79%
Pizano S.A. and its subsidiaries	Timber production and transformation, industrial products manufacturing, construction supplies production.	Bogotá, Colombia	59.38%	31.27%
Organización Pajonales S. A. and its subsidiaries	Investment and promotion of agricultural, livestock, forestry and agro industrial companies.	Bogotá, Colombia	98.67%	44.19%
Promigas S.A. E.S.P. and its subsidiaries	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.23%	22.50%
Estudios, Proyectos e Inversiones de los Andes S.A. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	99.93%	44.76%
Plantaciones Unipalma de los Llanos S.A	Development, production and sale of african palm products.	Bogotá, Colombia	54.53%	24.42%
Colombiana de Licitaciones y Concesiones S.A.S	Infrastructure projects.	Bogotá, Colombia	100%	44.79%
Proyectos de Infraestructura S.A. – PISA and its subsidiaries	Road and Infrastructure Concessions.	Cali, Colombia	88.25%	39.53%

Grupo Aval Limited is an affiliate of Grupo Aval in Cayman Islands. It was established on December 29, 2011. Grupo Aval Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC-265169, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1-1104. It was constituted as a special purpose vehicle for issuing foreign debt.

Grupo Aval International Limited

Grupo Aval International Limited is an affiliate of Grupo Aval in Cayman Islands and was established on October 8, 2012. Grupo Aval International Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC-272253, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1-1104. It was constituted as a special purpose entity for issuing foreign debt.

Between December 31, 2016 and December 31, 2017 there were no significant changes in Grupo Aval´s interest in its subsidiaries.

Companies integrating Grupo Aval in Colombia, are subject to the following restrictions to transfer profits or perform transactions, in accordance with the legal standards in Colombia:

•	Grupo Aval subsidiaries in Colombia should assign 10% of its profits as legal reserves before distributing any dividends to its shareholders.
•
Domestic financial companies of Group Aval may not grant loans to other companies of Grupo Aval that exceed 10% of its regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable guarantee under the Superintendency of Finance rules.

•	Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities.

Foreign subsidiaries of Grupo Aval do not have any restriction to transfer dividends to the parent company, except for legal reserve mentioned above. Lending operation in general have restrictions similar to those of banks in Colombia, described above.

Grupo Aval and its subsidiaries do not have significant restrictions on their ability to access or use their assets and settle their liabilities other than those resulting from the supervisory frameworks within which banking subsidiaries operate. The supervisory frameworks require banking subsidiaries to keep certain levels of regulatory capital (see note 4.6) and liquid assets (see note 4.5), limit their exposure to other parts of Grupo Aval and its subsidiaries and comply with other ratios.